Goodwill and Other Intangible Assets (Narrative) (Details)	12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 USD ($)	Dec. 31, 2010 Korea Long Term Credit Bank [Member] KRW	Dec. 31, 2009 Korea Long Term Credit Bank [Member] KRW	Dec. 31, 2010 KB Investments and Securities Co., Ltd. [Member] KRW	Dec. 31, 2010 Khmer Union Bank [Member] KRW	Dec. 31, 2010 KB Asset Management Co., Ltd. [Member] KRW	Dec. 31, 2010 Kookmin Credit Card [Member] KRW	Dec. 31, 2009 Kookmin Credit Card [Member] KRW	Feb. 12, 2010 Powernet Technologies Corporation [Member] KRW
Goodwill	585,904,000,000	579,450,000,000		$ 518,224,000	162,205,000,000	162,205,000,000	117,238,000,000	998,000,000	66,757,000,000	232,252,000,000	232,252,000,000	6,454,000,000
Voting rights								51.00%
Aggregate amortization expenses of other intangible assets	99,140,000,000	93,051,000,000	79,746,000,000
2011	101,622,000,000
2012	89,492,000,000
2013	61,192,000,000
2014	22,986,000,000
2015	16,000,000